GENERAL (Narrative) (Details) € in Thousands, $ in Thousands	1 Months Ended
	Jul. 31, 2020 kg	Jan. 23, 2020 CAD ($)	Jan. 23, 2020 EUR (€)
Disclosure of subsidiaries [line items]
Amounts to be delivered over the terms of several binding medical cannabis sales agreements	1,525
I.M.C. Holdings Ltd [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in joint venture		25.00%
Investments in joint ventures		$ 2,189	€ 1,500
Percentage of total production from Joint Venture at preferred price		25.00%
Galen Industries Single Member Societe Anonyme [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in joint venture		75.00%
Galen Industries Single Member Societe Anonyme [Member] | I.M.C. Holdings Ltd [Member]
Disclosure of subsidiaries [line items]
Commitments in relation to joint ventures		$ 11,675	€ 8,000